Variable Interest Entities (Details Narrative) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets	$ 361,304		$ 368,501	$ 2,910,695	[1]
Loss on financial instruments, net	(1,183)	$ (3,461)	(104,521)	(51,421)
Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Loss on financial instruments, net		1,700
CT Risk Management LLC [Member] | Variable Interest Entity, Primary Beneficiary [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Assets				4,000
Loss on financial instruments, net		$ 2,300	$ 3,000	$ 3,500

[1]	Retroactively adjusted March 31, 2023 for the de-SPAC merger transaction as described in Note 4.